PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 7) (USD $)	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
U.S. and international plans
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation in excess of plan assets	$ 1,250,000,000	$ 1,270,000,000
Fair value of plan assets in excess of plan assets	953,700,000	829,200,000
Pension plans with accumulated benefit obligations in excess of plan assets
Accumulated benefit obligations	1,220,000,000	1,240,000,000
Fair value of plan assets	938,600,000	816,500,000
U.S.
Funded status of the plans
Other accrued liabilities	(3,600,000)	(3,900,000)
Long-term retirement benefits and other liabilities	(182,700,000)	(311,300,000)
Plan assets less than benefit obligations	(186,300,000)	(315,200,000)
Weighted-average assumptions used for determining year-end obligations
Discount rate (as a percent)	4.85%	4.00%	4.75%
Int'l
Funded status of the plans
Other assets	35,400,000	38,300,000
Other accrued liabilities	(2,700,000)	(2,100,000)
Long-term retirement benefits and other liabilities	(108,900,000)	(118,900,000)
Plan assets less than benefit obligations	(76,200,000)	(82,700,000)
Weighted-average assumptions used for determining year-end obligations
Discount rate (as a percent)	3.88%	3.94%	4.80%
Rate of increase in future compensation levels (as a percent)	2.24%	2.24%	2.79%
U.S. Postretirement Health Benefits
Funded status of the plans
Other accrued liabilities	(2,200,000)	(2,700,000)
Long-term retirement benefits and other liabilities	(6,900,000)	(9,300,000)
Plan assets less than benefit obligations	$ (9,100,000)	$ (12,000,000)
Weighted-average assumptions used for determining year-end obligations
Discount rate (as a percent)	3.45%	2.85%	3.75%